Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years	12 Months Ended
Jun. 30, 2024 USD ($)
Canada [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	$ 7,200,320
Canada [Member] | 2024 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2026 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2027 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2028 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2029 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2034 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2041 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Canada [Member] | 2042 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	24,047
Canada [Member] | 2043 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	4,950,856
Canada [Member] | 2044 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	2,225,417
Bolivia [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	5,907,733
Bolivia [Member] | 2024 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	115,876
Bolivia [Member] | 2026 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	763,735
Bolivia [Member] | 2027 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,312,466
Bolivia [Member] | 2028 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,787,409
Bolivia [Member] | 2029 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	1,928,247
Bolivia [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2034 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2041 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2042 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2043 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
Bolivia [Member] | 2044 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	306,377
China [Member] | 2024 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2026 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2027 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2028 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2029 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	250,693
China [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	24,900
China [Member] | 2034 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses	30,784
China [Member] | 2041 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2042 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2043 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses
China [Member] | 2044 [Member]
Income Taxes (Details) - Schedule of Net Operating Losses Expiring in Various Years [Line Items]
Net operating losses